Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	Sep. 01, 2021	Jul. 27, 2020	Mar. 31, 2022	Mar. 31, 2021	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020
Ordinary Shares
Authorized share capital					$ 100,000	$ 75,000
Number of shares authorized			500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00015	$ 0.0002
Ordinary shares outstanding	14,900,000	12,000,000	14,900,000	12,000,000	9,000,000	12,000,000	9,000,000
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
IPO
Ordinary Shares
Number of shares issued		3,000,000
Ordinary shares, par value		$ 0.0002
Offering price per share		$ 5.00